SEGMENT INFORMATION - Financial Information by Segment (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of operating segments [line items]
Total revenue	$ 1,651	$ 1,519	$ 3,271	$ 3,047
FFO	210	227	438	429
Total assets	87,971		87,971		$ 84,347
Total liabilities	51,509		51,509		49,223
Core Office
Disclosure of operating segments [line items]
Total revenue	519	530	1,051	1,055
FFO	127	148	260	295
Total assets	33,411		33,411		33,795
Total liabilities	15,931		15,931		16,791
Core Retail
Disclosure of operating segments [line items]
Total revenue	0	0	0	0
FFO	117	119	229	218
Total assets	8,723		8,723		8,844
Total liabilities	0		0		0
Opportunistic
Disclosure of operating segments [line items]
Total revenue	1,132	989	2,219	1,992
FFO	88	80	192	149
Total assets	45,151		45,151		41,302
Total liabilities	27,905		27,905		25,920
Corporate
Disclosure of operating segments [line items]
Total revenue	0	0	1	0
FFO	(122)	$ (120)	(243)	$ (233)
Total assets	686		686		406
Total liabilities	$ 7,673		$ 7,673		$ 6,512